UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number: 811-21689
                                                      ---------

                          The Piedmont Investment Trust
                          -----------------------------
               (Exact Name of Registrant as Specified in Charter)


       120 Club Oaks Court, Suite 200, Winston-Salem, North Carolina 27104
       -------------------------------------------------------------------
                    (Address of Principal Executive Offices)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                  Date of reporting period: September 30, 2006
                                            ------------------

Item 1. REPORTS TO STOCKHOLDERS.


Semi-Annual Report
September 30, 2006
(Unaudited)









                                                           [LOGO HERE]
                                                        THE PIEDMONT SELECT
                                                              value fund


















This report and the financial statements contained herein are submitted for the general information of the shareholders of The Piedmont Select Value Fund ("Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin St, Rocky Mount, NC 27804, Phone 1-800-773-3863.

--------------------------------------------------------------------------------

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, management style risk, sector risk, non-diversified fund risk, repurchase agreement risk, issuer risk, mid-cap risk, interest rate risk and credit risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.

--------------------------------------------------------------------------------

Stated performance in the Fund was achieved at some or all points during the year by waiving or reimbursing part of the Fund's total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.


This Semi-Annual Report was first distributed to shareholders on or about November 29, 2006.


For More Information on Your Piedmont Select Value Mutual Fund:

             See Our Web site @ www.piedmontselectvaluefund.com
                      or
             Call Our Shareholder Services Group Toll-Free at 1-800-773-3863

Fund Expenses
________________________________________________________________________________



As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                                              Beginning                  Ending
                                                            Account Value            Account Value           Expenses Paid
Expense Example                                             April 1, 2006          September 30, 2006        During Period
------------------------------------------------------------------------------------------------------------------------------
Actual                                                        $1,000.00                 $970.70                  $6.72
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                      $1,000.00                $1,018.30                 $6.83
------------------------------------------------------------------------------------------------------------------------------
* Actual  Expenses are equal to the Fund's  annualized  expense ratio 1.35%  multiplied by the average  account value over the period, multiplied by 183 days and divided by 365 (to reflect the number of days in the semi-annual period).

THE PIEDMONT SELECT VALUE FUND

Schedule of Investments
(Unaudited)

As of September 30, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                   Market Value                                                      Market Value
                                       Shares       (Note 1)                                              Shares        (Note 1)
-----------------------------------------------------------------  -----------------------------------------------------------------

COMMON STOCKS - 51.75%                                              Oil & Gas Services - 7.62%
                                                                    *  Nabors Industries Ltd.              7,469      $    222,203
Aerospace/Defense - 2.29%                                              Occidental Petroleum
    Raytheon Company                    6,500      $    312,065        Corporation                         5,790           278,557
                                                   ------------
                                                                       Schlumberger Ltd.                   4,596           285,090
Banks - 4.05%                                                       *  Transocean Inc.                     3,477           254,621
    Hampton Roads Bankshares, Inc.     20,000           243,000                                                       ------------
    U.S. Bancorp                        9,304           309,079                                                          1,040,471
                                                   ------------     Retail - 6.02%                                    ------------
                                                        552,079
                                                   ------------        Lowe's Companies, Inc.              8,856           248,499
Beverages - 2.33%
    PepsiCo., Inc.                      4,874           318,077        Staples, Inc.                      11,195           272,374
                                                   ------------        Wal-Mart Stores, Inc.               6,111           301,394
                                                                                                                      ------------
                                                                                                                           822,267
Biotechnology - 3.83%                                                                                                 ------------
*   Amgen, Inc.                         7,300           522,169     Semiconductors - 1.88%
                                                   ------------     *  Altera Corporation                 13,969           256,750
                                                                                                                      ------------
Diversified Financial Services - 2.48%
    The Charles Schwab Corp            18,884           338,024     Software - 2.48%
                                                   ------------     *  Intuit, Inc.                       10,568           339,127
                                                                                                                      ------------
Electronics - 2.32%
*   Thermo Electron Corp                8,043           316,331     Total Common Stocks (Cost $6,917,246)                7,062,836
                                                   ------------                                                       ------------

Healthcare Services - 6.37%                                         INVESTMENT COMPANY - 47.76%
*   Laboratory Corp of                                                 Evergreen Institutional Money Market Fund
        America Holdings                5,038           330,342            (Cost $6,519,159)           6,519,159         6,519,159
*   WellPoint Inc.                      7,000           539,350                                                       ------------
                                                   ------------     Total Investments (Cost $13,436,405) - 99.51%     $ 13,581,995
                                                        869,692
                                                   ------------     Other Assets less Liabilities - 0.49%                   67,275
Insurance - 2.20%                                                                                                     ------------
    The Chubb Corporation               5,773           299,965
                                                   ------------     Net Assets - 100.00%                              $ 13,649,270
                                                                                                                      ============
Machinery - Diversified - 2.11%
    Deere & Company                     3,434           288,147     *  Non-income producing investment.
                                                   ------------

Media - 0.93%
    CBS Corporation                     4,500           126,765
                                                   ------------
Mining - 0.90%
*   Eurozing Mining Corporation        50,000           123,000
                                                   ------------

Miscellaneous Manufacturing - 3.94%
    Dover Corporation                   6,090           288,910
    Ingersoll-Rand Co Ltd.              6,556           248,997
                                                   ------------
                                                        537,907
                                                   ------------

                                                                                                                      (Continued)

THE PIEDMONT SELECT VALUE FUND

Schedule of Investments
(Unaudited)

As of September 30, 2006

------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------  ------------------------------------------------------------

Summary of Investments by Industry
                                      % of Net         Market
Industry                              Assets            Value
----------------------------------------------------------------
Aerospace/Defense                       2.29%         $ 312,065
Banks                                   4.05%           552,079
Beverages                               2.33%           318,077
Biotechnology                           3.83%           522,169
Diversified Financial Services          2.48%           338,024
Electronics                             2.32%           316,331
Healthcare Services                     6.37%           869,692
Insurance                               2.20%           299,965
Investment Company                     47.76%         6,519,159
Machinery - Diversified                 2.11%           288,147
Media                                   0.93%           126,765
Mining                                  0.90%           123,000
Miscellaneous Manufacturing             3.94%           537,907
Oil & Gas Services                      7.62%         1,040,471
Retail                                  6.02%           822,267
Semiconductors                          1.88%           256,750
Software                                2.48%           339,127
----------------------------------------------------------------
Total                                  99.51%      $ 13,581,995
























See Notes to Financial Statements

THE PIEDMONT SELECT VALUE FUND

Statement of Assets and Liabilities
(Unaudited)

As of September 30, 2006

---------------------------------------------------------------------------------------------------------------------------------

Assets:
  Investments, at value (cost $13,436,405) ...............................................................         $ 13,581,995
  Receivables:
  Dividends ..............................................................................................               36,032
Prepaid expenses:
  Fund accounting fees (note 2) ..........................................................................                2,250
  Compliance fees (note 2) ...............................................................................                  635
  Other ..................................................................................................               28,530
Due from affiliates:
  Advisor (note 2) .......................................................................................                1,807
                                                                                                                   ------------

  Total assets ...........................................................................................           13,651,249
                                                                                                                   ------------
Liabilities:
  Accrued expenses .......................................................................................                1,979
                                                                                                                   ------------

  Total liabilities ......................................................................................                1,979
                                                                                                                   ------------

Net Assets ...............................................................................................         $ 13,649,270
                                                                                                                   ============
Net Assets Consist of:
  Capital (par value and paid in surplus) ................................................................         $ 13,876,022
  Accumulated net investment income ......................................................................               46,809
  Accumulated net realized loss on investments ...........................................................             (419,151)
  Net unrealized appreciation on investments .............................................................              145,590
                                                                                                                   ------------

  Total Net Assets .......................................................................................         $ 13,649,270
                                                                                                                   ============

  Shares Outstanding, $0.001 par value per share (unlimited authorized shares) ...........................            1,286,270
  Net Asset Value, Maximum Offering Price and Redemption Price Per Share .................................         $      10.61

















See Notes to Financial Statements

THE PIEDMONT SELECT VALUE FUND

Statement of Operations
(Unaudited)

For the six month period ended September 30, 2006

----------------------------------------------------------------------------------------------------------------------------------

Investment Income:
  Dividends ...........................................................................................            $    131,434
                                                                                                                   ------------
  Total Income ........................................................................................                 131,434
                                                                                                                   ------------
Expenses:
  Advisory fees (note 2) ..............................................................................                  56,404
  Administration fees (note 2) ........................................................................                  10,967
  Transfer agent fees (note 2) ........................................................................                  10,500
  Fund accounting fees (note 2) .......................................................................                  14,127
  Compliance service fees (note 2) ....................................................................                   3,875
  Custody fees (note 2) ...............................................................................                   3,458
  Other accounting fees (note 2) ......................................................................                   1,033
  Registration and filing administration fees (note 2) ................................................                   4,061
  Legal fees ..........................................................................................                   7,020
  Audit and tax preparation fees ......................................................................                   6,518
  Registration and filing expenses ....................................................................                  14,848
  Shareholder servicing expenses ......................................................................                     501
  Printing expenses ...................................................................................                     251
  Trustee fees and meeting expenses ...................................................................                   2,507
  Securities pricing fees .............................................................................                   2,758
  Other operating expenses ............................................................................                   4,011
                                                                                                                   ------------

  Total Expenses ......................................................................................                 142,839
                                                                                                                   ------------

  Expenses reimbursed by advisor (note 2) .............................................................                  (1,810)
  Advisory fees waived (note 2) .......................................................................                 (56,404)
                                                                                                                   ------------

  Net Expenses ........................................................................................                  84,625
                                                                                                                   ------------

Net Investment Income .................................................................................                  46,809
                                                                                                                   ------------
Realized and Unrealized Gain (Loss) on Investments

  Net realized loss from investment transactions ......................................................                (479,158)
  Change in unrealized appreciation on investments ....................................................                  13,245
                                                                                                                   ------------

Realized and Unrealized Loss on Investments ...........................................................                (465,913)
                                                                                                                   ------------
Net Decrease in Net Assets Resulting from Operations ..................................................            $   (419,104)
                                                                                                                   ============






See Notes to Financial Statements

THE PIEDMONT SELECT VALUE FUND

Statements of Changes in Net Assets
(Unaudited)

                                                                                          September 30,         March 31,
For the six month period and fiscal period ended,                                             2006              2006 (a)
-----------------------------------------------------------------------------------------------------------------------------

Operations:
  Net investment income (loss) ..................................................        $     46,809         $    (17,533)
  Net realized (loss) gain from investment transactions .........................            (479,158)              98,998
  Change in unrealized appreciation on investments ..............................              13,245              132,345
                                                                                         ------------         ------------

Net (Decrease) Increase in Net Assets Resulting from Operations .................            (419,104)             213,810
                                                                                         ------------         ------------
Distributions to Shareholders: (note 4)
  Net realized gain from investment transactions ................................                --                (21,458)
                                                                                         ------------         ------------

Decrease in Net Assets Resulting from Distributions to Shareholders .............                --                (21,458)
                                                                                         ------------         ------------
Capital Share Transactions: (note 5)
  Shares sold ...................................................................          11,425,260            2,813,960
  Reinvested dividends and distributions ........................................                --                 21,458
  Shares repurchased ............................................................            (285,380)             (99,276)
                                                                                         ------------         ------------

Increase in Net Assets Resulting from Capital Share Transactions ................          11,139,880            2,736,142
                                                                                         ------------         ------------

Net Increase in Net Assets ......................................................          10,720,776            2,928,494
                                                                                         ------------         ------------
Net Assets:
  Beginning of period ...........................................................           2,928,494                 --
                                                                                         ------------         ------------
  End of period .................................................................        $ 13,649,270         $  2,928,494
                                                                                         ============         ============
Accumulated Net Investment Income ...............................................        $     46,809                 --

(a) For the period from April 26, 2005 (Date of Initial  Public  Investment)  to
March 31, 2006.

















See Notes to Financial Statements

THE PIEDMONT SELECT VALUE FUND

Financial Highlights

For a share outstanding during the                                                       September 30,            March 31,
six month period or fiscal period ended,                                                    2006 (a)               2006 (b)
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period ...............................................       $    10.93              $    10.00
                                                                                           -----------             ----------

Income (Loss) from Investment Operations
  Net investment income (loss) .....................................................             0.09                   (0.07)
  Net realized and unrealized (loss) gain on securities ............................            (0.41)                   1.09
                                                                                           -----------             ----------

Total from Investment Operations ...................................................            (0.32)                   1.02
                                                                                           -----------             ----------
Less Distributions:
  Distributions (from capital gains) ...............................................             --                     (0.09)
                                                                                           -----------             ----------

Total Distributions ................................................................             --                     (0.09)
                                                                                           -----------             ----------

Net Asset Value, End of Period .....................................................       $    10.61               $   10.93
                                                                                           ===========             ==========
Total return .......................................................................            (2.93)% (c)             10.24 %

Net Assets, End of Period (in thousands) ...........................................       $   13,649               $   2,928

Average Net Assets for the Period (in thousands) ...................................       $   12,500               $   2,111

Ratios of:
Gross Expenses to Average Net Assets (d) (e) .......................................             2.27 %                  9.53 %
Net Expenses to Average Net Assets (d) (e) .........................................             1.35 %                  2.25 %
Net Investment Income (Loss) to Average Net Assets (e) .............................             0.74 %                 (0.89)%

Portfolio turnover rate ............................................................            78.49 %                128.60 %

(a) Unaudited.
(b) For the period from April 26, 2005 (Date of Initial  Public  Investment)  to
    March 31, 2006.
(c) Not annualized.
(d) The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after and waivers and reimbursements (net expense ratio).
(e) Annualized.






See Notes to Financial Statements

THE PIEDMONT SELECT VALUE FUND

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

1.   Organization    and   Significant    Investment Transactions and Investment
     Accounting Policies                  Income
                                          Investment  transactions are accounted
The Piedmont Select Value Fund (the for as of the date purchased or sold "Fund") is a series fund. The Fund is (trade date). Dividend income is part of The Piedmont Investment Trust recorded on the ex-dividend date. (the "Trust"), which was organized as Certain dividends from foreign a Delaware statutory trust and is securities will be recorded as soon as registered under the Investment the Trust is informed of the dividend
Company Act of 1940 (the "1940 Act"), if such information is obtained as amended, as an open-ended subsequent to the ex-dividend date. management investment company. The Interest income is recorded on the
Trust    is     classified     as    a    accrual     basis     and     includes
non-diversified  company as defined in    amortization    of    discounts    and
the 1940 Act.                             premiums.   Gains   and   losses   are
                                          determined  on  the  identified   cost
The Fund commenced operations on April    basis,  which is the same  basis  used
26, 2005. The investment  objective of    for federal income tax purposes.
the Fund is to seek long-term  capital
appreciation through investing for the    Expenses
long-term in businesses with solid The Fund bears expenses incurred financials and proven operating specifically on its behalf as well as histories, consisting primarily of a portion of general expenses, which common and preferred stocks and are allocated according to methods
securities   convertible  into  common    reviewed annually by the Trustees.
stocks.
                                          Dividend Distributions
The following accounting policies have The Fund may declare and distribute been consistently followed by the Fund dividends from net investment income
and are in conformity  with accounting    (if any) annually.  Distributions from
principles generally accepted in the capital gains (if any) are generally United States of America in the declared and distributed annually. The
investment company industry.              Fund  may  also  make  a  supplemental
                                          distribution  subsequent to the end of
Investment Valuation                      its fiscal year.
The Fund's  investments  in securities
are   carried  at  value.   Securities    Estimates
listed on an exchange or quoted on a The preparation of financial national market system are valued at statements in conformity with the last sales price as of 4:00 p.m. accounting principles generally Eastern Time. Securities traded in the accepted in the United States of
NASDAQ over-the-counter market are America requires management to make generally valued at the NASDAQ estimates and assumptions that affect
Official Closing Price. Other the amount of assets, liabilities, securities traded in the expenses and revenues and disclosure over-the-counter market and listed of contingent assets and liabilities
securities   for  which  no  sale  was    reported in the financial  statements.
reported  on that  date are  valued at    Actual results could differ from those
the most recent bid price.  Securities    estimates.
and  assets  for which  representative
market   quotations  are  not  readily    Federal Income Taxes
available (e.g., if the exchange on No provision for income taxes is which the portfolio security is included in the accompanying financial principally traded closes early or if statements, as the Fund intends to trading of the particular portfolio distribute to shareholders all taxable security is halted during the day and investment income and realized gains does not resume prior to the Fund's and otherwise comply with Subchapter M net asset value calculation) or which of the Internal Revenue Code
cannot be accurately  valued using the    applicable  to  regulated   investment
Fund's normal  pricing  procedures are    companies.
valued at fair value as  determined in
good faith under policies  approved by    2.   Transactions with Affiliates
the  Trustees.  Fair value pricing may
be used,  for example,  in  situations    Advisor
where (i) a portfolio security is so Clark Capital Management, LLC served thinly traded that there have been no as the investment advisor to the Fund transactions for that security over an pursuant to an investment advisory extended period of time; (ii) the agreement with the Trust from exchange on which the portfolio commencement of operations (April 26, security is principally traded closes 2005) to May 9, 2006. On May 9, 2006, early; or (iii) trading of the Sheets, Smith & Associates, Inc.
portfolio security is halted during became the investment advisor to the the day and does not resume prior to Fund pursuant to an Interim Investment the Funds' net asset value Advisory Agreement approved by the calculation. A portfolio security's Trustees of the Trust at a meeting "fair value" price may differ from the held on May 9, 2006. On August 31,
price   next    available   for   that
portfolio  security  using the  Fund's
normal pricing procedures. Instruments
with maturities of 60 days or less are
valued  at   amortized   cost,   which
approximates market value.
                                                                   (Continued)

THE PIEDMONT SELECT VALUE FUND

Notes to Financial Statements (Unaudited)
________________________________________________________________________________


2006, the shareholders  voted by proxy         reimbursement     for    out-of-pocket
at a shareholder's  meeting to approve         expenses. A breakdown of these fees is
a new  Investment  Advisory  Agreement         provided below.
("Advisory   Agreement").   Under  the
Advisory  Agreement,  the Fund  pays a         Compliance Services
monthly advisory fee to Sheets,  Smith         The  Nottingham  Compliance  Services,
&  Associates,  Inc.  (the  "Advisor")         LLC, a wholly  owned  affiliate of the
based  upon  the  average   daily  net         Administrator, provides services which
assets of the Fund and  calculated  at         assist the  Trust's  Chief  Compliance
the annual  rate as shown  below.  The         Officer in monitoring  and testing the
Advisor has entered into a contractual         policies and  procedures  of the Trust
agreement  (the  "Expense   Limitation         in conjunction with requirements under
Agreement")  with the Trust, on behalf         Rule   38a-1  of  the  1940  Act.   It
of the Fund, under which it has agreed         receives compensation for this service
to reduce the amount of the investment         at an annual rate of $7,750.
advisory fee to be paid to the Advisor
by the Fund for certain  months and to         Transfer Agent
assume other  expenses of the Fund, if         North Carolina  Shareholder  Services,
necessary,  in an amount  that  limits         LLC (the  "Transfer  Agent") serves as
the Fund's  total  operating  expenses         transfer,    dividend   paying,    and
(exclusive    of   interest,    taxes,         shareholder  servicing  agent  for the
brokerage  fees  and  commissions  and         Fund. It receives compensation for its
extraordinary  expenses)  to not  more         services  based  upon  a $15  fee  per
than  a  specified  percentage  of the         shareholder  per  year,  subject  to a
average  daily net  assets of the Fund         minimum fee of $1,750 per month,  plus
for the current  period.  There can be         $500 per  month  for  each  additional
no   assurance    that   the   Expense         class of shares, if any.
Limitation  Agreement or the voluntary
waiver  will  continue  in the future.         Distributor
The expense limitation percentages, as         Capital  Investment  Group,  Inc. (the
well as the  investment  advisory fees         "Distributor")  serves  as the  Fund's
waived and expenses  reimbursed  as of         principal underwriter and distributor.
the six-month  period ended  September         The  Distributor  receives  $5,000 per
30,  2006,  are  listed  in the  table         year paid in monthly  installments for
below.                                         services    provided    and   expenses
                                               assumed.
----------------------------------------------
            Expense                            Certain  Trustees  and officers of the
 Advisor  Limitation  Advisor Fee   Expenses   Trust   are  also   officers   of  the
Fee Rate     Rate        Waived    Reimbursed  Advisor,   the   Distributor   or  the
---------------------------------------------- Administrator.
  0.90%      1.35%      $56,404      $1,810
----------------------------------------------

Administrator
The Fund pays a monthly administration
fee to  The  Nottingham  Company  (the
"Administrator")    based   upon   the
average  daily net  assets of the Fund
and  calculated at the annual rates as
shown in the schedule  provided below.
The Administrator  also receives a fee
to   procure   and  pay   the   Fund's
custodian, additional compensation for
fund   accounting  and   recordkeeping
services and  additional  compensation
for certain  costs  involved  with the
daily  valuation of securities  and as

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    Fund Accounting
        Administration Fees*                 Custody Fees*              Fund        Asset Based Fees
                                                                      Accounting                                    Blue Sky
   Average Net Assets     Annual    Average Net          Annual         Fees            Average Net     Annual      Administration
                           Rate       Assets             Rate         (monthly)           Assets         Rate       Fees (annual)
-----------------------------------------------------------------------------------------------------------------------------------
First $50 Million         0.175%   First $100 Million    0.020%         $2,250          All Assets       0.01%      $150 per state
Next $50 Million          0.150%   Over $100 Million     0.009%
Next $50 Million          0.125%
Next $50 Million          0.100%
Over $200 Million         0.075%
-----------------------------------------------------------------------------------------------------------------------------------
*Minimum monthly fees of $2,000 and $400 for Administration and Custody, respectively.
                                                                                                                    (Continued)

THE PIEDMONT SELECT VALUE FUND

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

3.  Purchases  and Sales of Investment            The aggregate cost of investments  and
    Securities                                    the    composition    of    unrealized
                                                  appreciation   and   depreciation   of
For  the  six   month   period   ended            investment   securities   for  federal
September 30, 2006, the aggregate cost            income tax  purposes  as of  September
of purchases  and proceeds  from sales            30,  2006,  are  shown  in  the  table
of  investment  securities  (excluding            below. The primary  difference between
short-term    securities)    were   as            book   and   tax    appreciation    or
follows:                                          depreciation  of  investments  is wash
                                                  sale loss deferrals.
---------------------------------------------
                               Proceeds from      -------------------------------------------------------
 Purchases of Securities  Sales of Securities      Federal Tax Cost     Aggregate Gross Unrealized
---------------------------------------------                         Appreciation       Depreciation
             $11,802,941          $6,798,672      -------------------------------------------------------
---------------------------------------------           $13,436,405     $416,441          $(270,851)
                                                  -------------------------------------------------------
There were no  long-term  purchases or
sales of U.S.  Government  Obligations            The    amount   of    dividends    and
during  the  six-month   period  ended            distributions   from  net   investment
September 30, 2006.                               income and net realized  capital gains
                                                  are  determined  in  accordance   with
4.       Federal Income Tax                       federal income tax  regulations  which
                                                  may  differ  from  generally  accepted
The information shown in the following            accounting      principles.      These
tables  and  text  represent:  (1) tax            differences   are  due  to   differing
components  of  capital,   as  of  the            treatments   for  items  such  as  net
Fund's most recent tax year end, March            short-term  gains,  deferral  of  wash
31, 2006 (2)  unrealized  appreciation            sale    losses,    foreign    currency
or  depreciation  of  investments  for            transactions,  net investment loss and
federal  income tax  purposes  and (3)            capital loss carry-forwards. Permanent
characterization  of distributions for            differences  such  as tax  returns  of
federal  income tax  purposes  for the            capital and net investment  losses, if
period and fiscal year ended September            any,  would  be  reclassified  against
30,   2006   and   March   31,   2006,            capital.  There were no  distributions
respectively.                                     paid during the six month period ended
                                                  September  30,  2006.  For the  fiscal
-----------------------------------------------   period  ended  March 31,  2006,  there
                                                  were  ordinary  income   distributions
  Undistributed    Undistributed       Net Tax    paid  in the  amount  of  $21,458  for
Ordinary Income  Long-Term Gains  Appreciation    federal income tax purposes.
-----------------------------------------------
        $60,364              $ -      $131,988
-----------------------------------------------

5.       Capital Share Transactions

---------------------------------------------------------------------------------------------------------------------------------
 For the six month period                                                      September 30,                           March 31,
and fiscal period ended,                                                               2006                         2006 (a)(b)
---------------------------------------------------------------------------------------------------------------------------------
Transactions in Fund Shares
        Shares sold                                                                1,045,312                             275,198
        Reinvested distributions                                                           -                               2,038
        Shares repurchased                                                          (26,911)                             (9,367)
Net Increase in Capital Share Transactions                                         1,018,401                             267,869
                                                                                  ----------                          ----------
Shares Outstanding, Beginning of Period                                              267,869                                   -
Shares Outstanding, End of Period                                                  1,286,270                             267,869
---------------------------------------------------------------------------------------------------------------------------------
(a)      Audited.
(b)      For the period from April 26, 2005 (Date of Initial Public Investment) to March 31, 2006.

6.   Accounting  for   Uncertainty  in    No.  157 is  effective  for  financial
     Income Taxes                         statements  issued  for  fiscal  years
                                          beginning  after November 15, 2007 and
In  September   2006,   the  Financial    interim  periods  within  those fiscal
Accounting Standards Board (FASB) years. The changes to current issued Statement on Financial generally accepted accounting
Accounting Standards (SFAS) No. 157, principles from the application of "Fair Value Measurements". This this Statement relate to the standard establishes a single definition of fair value, the methods authoritative definition of fair used to measure fair value, and the value, sets out a framework for expanded disclosures about fair value measuring fair value measurements SFAS measurements. As of September 30,
No.   157   applies   to  fair   value    2006,  the Fund does not  believe  the
measurements   already   required   or
permitted by existing  standards  SFAS

                                                                (Continued)

THE PIEDMONT SELECT VALUE FUND

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

adoption  of SFAS No. 157 will  impact
the amounts  reported in the financial
statements,     however,    additional
disclosures  may be required about the
inputs    used    to    develop    the
measurements and the effect of certain
of the  measurements  reported  on the
statement of changes in net assets for
a fiscal period.

On  July  13,  2006,   the   Financial
Accounting   Standards   Board  (FASB)
released  FASB  Interpretation  No. 48
"Accounting  for Uncertainty in Income
Taxes"  (FIN  48).   FIN  48  provides
guidance   for   how   uncertain   tax
positions    should   be   recognized,
measured,  presented  and disclosed in
the  financial   statements.   FIN  48
requires   the   evaluation   of   tax
positions  taken  or  expected  to  be
taken in the course of  preparing  the
Fund's  tax   returns   to   determine
whether   the   tax    positions   are
"more-likely-than-not"     of    being
sustained   by  the   applicable   tax
authority. Tax positions not deemed to
meet     the      more-likely-than-not
threshold  would be  recorded as a tax
benefit  or  expense  in  the  current
year.  Adoption  of FIN 48 is required
for  fiscal  years   beginning   after
December 15, 2006 and is to be applied
to  all  open  tax  years  as  of  the
effective    date.   At   this   time,
management    is    evaluating     the
implications  of FIN 48.  Although not
yet  determined,  management  does not
expect  FIN  48  to  have  a  material
impact on the financial statements.

7. Commitments and Contingencies

Under   the   Trust's   organizational
documents,  its  officers and Trustees
are   indemnified    against   certain
liabilities   arising   out   of   the
performance  of  their  duties  to the
Fund.  In  addition,   in  the  normal
course of  business,  the Fund  enters
into  contracts  with its  vendors and
others   that   provide   for  general
indemnifications.  The Fund's  maximum
exposure under these  arrangements  is
unknown,  as this would involve future
claims  that may be made  against  the
Fund.  The Fund  expects  that risk of
loss to be remote.

THE PIEDMONT SELECT VALUE FUND

Additional Information (Unaudited)
________________________________________________________________________________

1.   Approval of  Advisory  Agreements    3.   Quarterly Portfolio Holdings
     During the Period
                                          The Fund files its  complete  schedule
At a special meeting of the Board on of portfolio holdings with the SEC for May 9, 2006, the Trustees reviewed the first and third quarters of each information necessary to approve the fiscal year on Form N-Q. The Fund's Advisory Agreement, which was Forms N-Q are available on the SEC's submitted to, and approved by, the website at http://www.sec.gov. You may shareholders of the Trust on August review and make copies at the SEC's
31, 2006. The Advisor reviewed with Public Reference Room in Washington, the Board the Advisor's Form ADV, its D.C. You may also obtain copies after financial strength, its investment paying a duplicating fee by writing approach and techniques, and other the SEC's Public Reference Section, information presented to the Trustees. Washington, D.C. 20549-0102 or by
                                          electronic          request         to
In deciding on whether to approve the publicinfo@sec.gov, or is available, Advisory Agreement, the Trustees without charge, upon request, by considered numerous factors, calling the fund at 1-800-773-3863. including: (i) the nature and extent Information on the operation of the
of  the   services   provided  by  the    Public  Reference Room may be obtained
Advisor;  (ii) the Advisor's personnel    by calling the SEC at 202-942-8090.
and   methods  of   operating;   (iii)
overall expenses of the Fund including
the   Expense   Limitation   Agreement
between  the  Trust on  behalf  of the
Fund   and  the   Advisor;   (iv)  the
financial  condition  of the  Advisor;
and  (v)  the   Advisor's   investment
strategy for the Fund.

Based  upon  its   evaluation  of  the
information,   materials  and  factors
described    above,    the    Trustees
concluded  for the Fund:  (i) that the
terms of the Advisory  Agreement  were
reasonable  and  fair;  (ii)  that the
fees  paid to the  Advisor  under  the
Advisory   Agreement  and  the  Fund's
expense  ratio as  compared to similar
funds were reasonable and fair;  (iii)
that  they  were  satisfied  with  the
Advisor's      proposed      services,
personnel,  and  investment  strategy;
and  (iv)  that  it was  in  the  best
interest  of the Trust and the Fund to
enter  into  the  Advisory  Agreement.
Therefore, the Trustees, including the
Trustees  who are  not a party  to the
Advisory   Agreement   or   interested
persons  of  the  Trust,   unanimously
approved the Advisory  Agreement  (and
recommended  the same for  approval by
the  Trust's   shareholders)   for  an
initial two-year period.

2.   Proxy Voting  Policies and Voting
     Record

A copy of the Trust's Proxy Voting and
Disclosure  Policy  and the  Advisor's
Proxy Voting and Disclosure Policy are
included  as  Appendix B to the Fund's
Statement  of  Additional  Information
and is available, without charge, upon
request,  by  calling  1-800-773-3863.
Information  regarding  how  the  Fund
voted  proxies  relating to  portfolio
securities   during  the  most  recent
12-month   period  ended  June  30  is
available  (1)  without  charge,  upon
request,  by  calling  the Fund at the
number  above  and  (2) on  the  SEC's
website  at   http://www.sec.gov.

The Piedmont Select Value Fund
is a series of
The Piedmont Investment Trust








For Shareholder Service Inquiries:           For Investment Advisor Inquiries:

Documented:                                  Documented:

The Piedmont Select Value Fund               Sheets, Smith & Associates, Inc.
c/o NC Shareholder Services                  120 Club Oaks Court, S-200
116 South Franklin Street                    Winston Salem, North Carolina 27104
Post Office Drawer 4365
Rocky Mount, North Carolina 27803

Toll-Free Telephone:                         Toll-Free Telephone:

1-800-773-3863                               1-800-773-3863

World Wide Web @:                            World Wide Web @:

nottinghamco.com                             piedmontselectvaluefund.com







                                                 [Logo Here}
                                            THE PIEDMONT SELECT
                                                value fund

Item 2. CODE OF ETHICS.


        Not applicable.





Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.


        Not applicable.





Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


        Not applicable.





Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.


         Not applicable.





Item 6. SCHEDULE OF INVESTMENTS.

        A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.





Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


         Not applicable.





Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


        Not applicable.

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


        Not applicable.





Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


         None.





Item 11. CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 12. EXHIBITS.


(a)(1)   Not applicable.


(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).


(a)(3)   Not applicable.

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Piedmont Investment Trust


By: (Signature and Title)       /s/ David M. Clark III
                                _______________________________________
                                David M. Clark III, Trustee, President,
                                Treasurer, Principal Executive Officer
                                and Principal Financial Officer

Date: November 30, 2006







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)       /s/ David M. Clark III
                                _______________________________________
                                David M. Clark III, Trustee, President,
                                Treasurer, Principal Executive Officer
                                and Principal Financial Officer
                                The Piedmont Investment Trust

Date: November 30, 2006